Net income per ordinary share - Schedule of Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	81,463,303	52,811,460
Effect of dilutive share options and other awards outstanding under share based compensation programs (in shares)	1,149,795	498,993
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	82,613,098	53,310,453